Equity (Details Textual) $ / shares in Units, $ in Thousands					1 Months Ended						12 Months Ended
	Aug. 15, 2018 $ / shares shares	Jul. 11, 2018 ₪ / shares	Jun. 11, 2018 shares	Jul. 06, 2016 $ / shares shares	Nov. 15, 2018 $ / shares shares	Nov. 15, 2018 ₪ / shares shares	Mar. 27, 2018 shares	Feb. 27, 2018 shares	Feb. 27, 2018 $ / shares shares	Apr. 30, 2017 $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($)	Dec. 31, 2013 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, weighted-average grant date fair value | $ / shares											$ 11.6	$ 7.8
Options vested, weighted-average grant date fair value | $											$ 264
Unrecognized compensation costs | $											$ 2,204
Unrecognized compensation costs, recognition period											2 years
Amortization of stock compensation | $											$ 1,198	$ 518	$ 320
Granted exercise price | $ / shares											$ 0.80
Options exercisable | shares											166,875
Employee Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable | shares											166,875
NIS [Member] | Employee Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 3
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			4 years		4 years	4 years	4 years			3 years
Options available for grant | shares			120,000		37,000	37,000				4,500
Options available for vested | shares			84,000				36,000
Options available for vesting, percentage			25.00%
Exercise price | $ / shares					$ 12					$ 3
Restricted Stock Units [Member] | NIS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | ₪ / shares		₪ 3.0				₪ 3
Restricted Stock Units [Member] | Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period								4 years		4 years
Options available for grant | shares								89,000	89,000	17,000
Exercise price | $ / shares										$ 3
Restricted Stock Units [Member] | Board of Directors [Member] | NIS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares									$ 3.0
Share Options 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years			4 years
Options available for grant | shares	25,000										90,912			376,712
Options granted | shares				250,000
Granted exercise price | $ / shares				$ 5.94